Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

16. Income Taxes

Antigua and Barbuda

Under the current laws of Antigua and Barbuda, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Antigua and Barbuda withholding tax will be imposed.

Hong Kong

Under Hong Kong tax laws, including the Hong Kong two-tiered profits tax regime, Sinovac Hong Kong is subject to Hong Kong Profits Tax at 8.25% on the first HK$2 million of assessable profits and 16.5% on the remaining assessable profits, and is exempted from income tax on its foreign-derived income. There are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Under Singapore tax laws, Sinovac Singapore is subject to Singapore Income Tax rate at 17%, and is exempted from income tax on its foreign-derived income. There are no withholding taxes in Singapore on remittance of dividends.

Chinese Mainland

Effective from January 1, 2008, the PRC statutory income tax rate is 25%. Sinovac Beijing and Sinovac Dalian reconfirmed their "High and New Technology Enterprises" ("HNTE") status in 2020 and 2023, respectively for a period of three years each time. As a result, subject to the continued satisfaction of applicable criteria as confirmed by the competent authorities, Sinovac Beijing and Sinovac Dalian are entitled to a reduced enterprise income tax ("EIT") rate of 15% from 2020 to 2025. It is expected that Sinovac Beijing and Sinovac Dalian will be qualified as HNTE in 2026 and the Company we will continue to assess the status. Sinovac LS confirmed its HNTE status in 2020 for a period of three years. Although the HNTE status was reconfirmed in 2023, the applicable criteria required for HNTE status should be maintained on a three-year rolling basis. Failure to meet these criteria could result in the entity losing its HNTE status. Sinovac LS plans to apply for HNTE certification in 2026. Sinovac Chengdu is expected to be eligible for the 15% preferential EIT rate under the Western Development incentive policy going forward. Our other Chinese Mainland Subsidiaries are subject to EIT at the statutory rate of 25%.

The Company's (loss) income before income tax consists of:

	For the year ended December 31,
	2025	2024	2023
Non-PRC	$76,859	$146,723	$138,908
PRC	(338,961)	(103,886)	(223,395)
Total	$(262,102)	$42,837	$(84,487)

The Company's income taxes consists of:

	For the year ended December 31,
	2025	2024	2023
Current income tax expense	$(26,645)	$(58,587)	$(53,780)
Deferred tax benefit	89,911	56,406	17,409
Income tax benefit (expense)	$63,266	$(2,181)	$(36,371)

For the year ended December 31, 2025, income tax benefits were $18,061 for Chinese Mainland, income tax benefits were $45,753 for Hong Kong and income tax expense were $548 for other jurisdictions.

The following is a reconciliation of the Company's total income tax benefit (expense) to the amount computed by applying the PRC statutory income tax rate of 25% to its (loss) income before income taxes for the years ended December 31, 2025, 2024 and 2023:

	For the year ended December 31,
	2025
	US$	Percent
Income tax benefit at the PRC statutory rate	65,526	-25.0%
Foreign Tax Effects
Hong Kong
Statutory tax rate difference between PRC and other jurisdiction	7,344	-2.8%
Non-taxable income	46,903	-17.9%
Non-deductible expense	(4,494)	1.7%
Others	(484)	0.2%
Other foreign jurisdictions	(3,056)	1.2%
Effect of changes in tax laws or rates enacted in the current period	—	0.0%
Effect of cross-border tax laws	—	0.0%
Tax credits	—	0.0%
Changes in valuation allowances	(78,026)	29.8%
Nontaxable or nondeductible items
Non-taxable income	—	0.0%
Non-deductible expense	—	0.0%
Non-deductible goodwill impairment	(3,922)	1.5%
Expired deductible expenses	(7,850)	3.0%
Others	(5,527)	2.1%
Changes in unrecognized tax benefits	—	0.0%
Effect of different tax rates of subsidiaries in PRC	(2,267)	0.9%
Other adjustments
Super deduction for research and development expenses	33,193	-12.7%
Effect of PRC withholding tax	18,080	-6.9%
Others	(2,154)	0.8%
Income tax benefit	63,266	-24.1%

	For the year ended December 31,
	2024	2023
Income (loss) from continuing operations before income taxes	$42,837	$(84,487)
Income tax benefit (expense) at the PRC statutory rate	(10,709)	21,122
International tax rate differential	10,719	10,553
Super deduction for research and development expenses	33,505	42,183
Nontaxable or non-deductible expenses	7,895	(556)
Effect of preferential tax rate	3,732	7,010
Change in valuation allowance	(68,896)	(155,746)
Effect of PRC withholding tax	15,956	(6,034)
Changes of tax rate	—	49,532
Other adjustments	5,617	(4,435)
Income tax expense	$(2,181)	$(36,371)
Effective tax rate	-5.1%	43.0%

The tax effects of temporary differences that give rise to the Company's deferred tax assets and liabilities are as follows:

	For the year ended December 31,
	2025	2024
Inventories	18,821	16,147
Accrued expenses, payroll and others	29,590	77,538
Deferred government grants	1,719	387
Intangible assets amortization	7,549	9,253
Fixed assets depreciation and impairment	43,199	26,711
Credit loss	4,560	3,331
Lease liability	20,162	30,575
Net operating losses carried forward	374,111	257,155
Others	3,975	2,496
Deferred tax assets	$503,686	$423,593
Less: valuation allowance	409,920	313,303
Deferred tax asset, net	$93,766	$110,290
Accelerated depreciation of fixed assets	(2,888)	(733)
Right-of-use assets	(19,979)	(30,354)
Tax on capital gains and interest income	(30,736)	(84,774)
Long-lived assets arising from acquisitions	(13,048)	(38,226)
PRC Withholding tax	(310,663)	(328,879)
Deferred tax liability	$(377,314)	$(482,966)
Net Deferred tax assets	$41,520	$37,373
Net Deferred tax liability	$(325,068)	$(410,049)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Company considers projected future taxable income and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized.

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management's judgment about the realizability of deferred tax assets, the impact of valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carry forward period available under applicable tax law. The Company's valuation allowance is $409,920 as of December 31, 2025 (2024 - $313,303).

Tax losses of the Chinese Mainland subsidiaries in the amount of $1,501 million (RMB10,489 million) as of December 31, 2025 will expire from 2026 to 2030, if not utilized. Tax losses of the Chinese Mainland subsidiaries in the amount of $1,048 million (RMB7,650 million) as of December 31, 2024 will expire from 2025 to 2029, if not utilized. Tax losses of the Company’s subsidiaries outside Chinese Mainland were immaterial as of December 31, 2025 and 2024.

As of December 31, 2025, deferred tax liabilities of $310,663 represented withholding tax for the potential remittance of earnings from PRC subsidiaries to Sinovac Hong Kong and the reinvestment of dividend received into PRC investees (2024 - $328,879), accrued at a 10% withholding tax rate. Under the PRC tax regulations, dividends from PRC companies to their overseas parents in respect of earnings derived from January 1, 2008 onwards are subject to PRC dividend withholding tax at 10%, which could be reduced to 5% should treaty benefits be applicable.

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits, and such interest and penalties are reversed when statute of limitations lapse. For the year ended December 31, 2025, the Company reversed $nil in interest (2024 - $nil, 2023 - $64). The Company had $nil accrued interest as of December 31, 2025 (2024 - $nil, 2023 - $nil).

As of December 31, 2025, the Company had unrecognized tax benefits $nil (2024 - $nil, 2023 - $nil) and such balance was included in "other non-current liabilities". As of December 31, 2025, unrecognized tax benefits amounting to $nil would affect the effective tax rate if recognized (2024 - $nil, 2023 - $nil). The Company does not expect the amount of unrecognized tax benefits would change significantly in the next 12 months.

The Company continues to monitor and evaluate legislative developments related to the Global Anti-Base Erosion Proposal Regime established by OECD Pillar Two framework. The OECD's Pillar Two initiative introduces a 15% global minimum tax applied on a country-by-country basis, which became effective in many jurisdictions in which the Company operates starting January 1, 2025. To date, such legislation has not materially impacted our consolidated financial statements.